Risk Management and Report - Schedule of Guarantees Values (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Loans to corporations [Member]
Schedule of Guarantees Values [Line items]
Maximum exposure to credit risk	$ 14,661,553	$ 15,288,676
Mortgages	3,943,491	3,985,392
Pledge	132,773	137,504
Securities	471,893	559,132
Warrants	3,086	1,345
Net collateral	4,551,243	4,683,373
Net exposure	10,110,310	10,605,303
Loans to small business[Member]
Schedule of Guarantees Values [Line items]
Maximum exposure to credit risk	4,887,994	4,859,304
Mortgages	3,465,683	3,465,474
Pledge	15,860	14,464
Securities	10,592	10,240
Warrants
Net collateral	3,492,135	3,490,178
Net exposure	1,395,859	1,369,126
Consumer lending [Member]
Schedule of Guarantees Values [Line items]
Maximum exposure to credit risk	5,770,298	5,554,989
Mortgages	367,490	387,195
Pledge	439	552
Securities	2,361	2,500
Warrants
Net collateral	370,290	390,247
Net exposure	5,400,008	5,164,742
Mortgage lending [Member]
Schedule of Guarantees Values [Line items]
Maximum exposure to credit risk	13,934,469	13,233,327
Mortgages	13,457,848	12,711,594
Pledge	63	120
Securities
Warrants
Net collateral	13,457,911	12,711,714
Net exposure	476,558	521,613
Loans to customers [Member]
Schedule of Guarantees Values [Line items]
Maximum exposure to credit risk	39,254,314	38,936,296
Mortgages	21,234,512	20,549,655
Pledge	149,135	152,640
Securities	484,846	571,872
Warrants	3,086	1,345
Net collateral	21,871,579	21,275,512
Net exposure	$ 17,382,735	$ 17,660,784